UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec. 31, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings 	entries.

Institutional Investment Manager Filing this Report:

Name:     Horan & Associates financial advisors, LTD
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   12/31/04

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total:  $106,262
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
			Value			Investment 	Other	Voting Authority
Name of Issuer	Title of Class	 CUSIP  	(x$1000)	Shares	SH/PRN	Discretion	Managers	Sole	Shared 	None
BELLSOUTH		COM	79860102	4731		171,112	SH	Sole		N/A		171,112	0	0
BISYS GROUP INC COM	COM	55472104	4542		278,797	SH	Sole		N/A		278,797	0	0
CENTURYTEL INC COM	COM	156700106	8459		243,083	SH	Sole		N/A		243,083	0	0
COCA COLA		COM	191216100	8243		198,437	SH	Sole		N/A		198,437	0	0
COMCAST CORP CL A SPL	COM	20030N200	8706		268,776	SH	Sole		N/A		268,776	0	0
DELL INC		COM	24702R101	585		14,000	SH	Sole		N/A		14,000	0	0
H J HEINZ		COM	423074103	2102		54,335	SH	Sole		N/A		54,335	0	0
HASBRO			COM	418056107	6902		361,387	SH	Sole		N/A		361,387	0	0
MCDONALDS		COM	580135101	6954		218,557	SH	Sole		N/A		218,557	0	0
MCGRAW-HILL COMPANIES	COM	580645109	1638		18,195	SH	Sole		N/A		18,195	0	0
MERCK			COM	589331107	9353		299,213	SH	Sole		N/A		299,213	0	0
PFIZER			COM	717081103	8729		330,001	SH	Sole		N/A		330,001	0	0
PITNEY BOWES		COM	724479100	2664		58,157	SH	Sole		N/A		58,157	0	0
R R DONNELLEY & SONS	COM	257867101	4458		128,042	SH	Sole		N/A		128,042	0	0
SAFEWAY			COM	786514208	4384		223,894	SH	Sole		N/A		223,894	0	0
SERVICEMASTER CO COM	COM	81760N109	2552		187,818	SH	Sole		N/A		187,818	0	0
TYCO			COM	902124106	11033		311,326	SH	Sole		N/A		311,326	0	0
UNUMPROVIDENT		COM	91529Y106	8339		475,962	SH	Sole		N/A		475,962	0	0
WASTE MANAGEMENT	COM	94106L109	1888		63,928	SH	Sole		N/A		63,928	0	0